Note 6 - Intangible Assets (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years
Amortization of Intangible Assets		$ 17,000	$ 135,000
Other Asset Impairment Charges		$ 0	$ 795,000
Maximum [Member]
Note 6 - Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		6 years